As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

SEPTEMBER 30, 2012

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (59.2%) Aerospace & Defense (1.7%)
2,000	BE Aerospace, Inc.	84,200	*
1,702	HEICO Corp.	65,850
600	Precision Castparts Corp.	98,004
		248,054

Auto Components (0.3%)
600	BorgWarner, Inc.	41,466	*

Beverages (0.4%)
1,000	Beam, Inc.	57,540

Biotechnology (2.4%)
1,750	Alexion Pharmaceuticals, Inc.	200,200	*
1,000	Ariad Pharmaceuticals, Inc.	24,225	*
1,250	Cepheid, Inc.	43,137	*
1,500	Cubist Pharmaceuticals, Inc.	71,520	*
300	Onyx Pharmaceuticals, Inc.	25,350	*
		364,432

Building Products (0.5%)
2,750	Fortune Brands Home & Security, Inc.	74,278	*

Capital Markets (1.3%)
1,000	Affiliated Managers Group, Inc.	123,000	*
2,000	Raymond James Financial, Inc.	73,300
		196,300

Chemicals (1.5%)
1,500	Airgas, Inc.	123,450
1,450	Ashland, Inc.	103,820
		227,270

Commercial Services & Supplies (1.1%)
1,800	Stericycle, Inc.	162,936	*

Communications Equipment (0.7%)
1,250	Aruba Networks, Inc.	28,106	*
750	F5 Networks, Inc.	78,525	*
		106,631

Containers & Packaging (0.1%)
500	Packaging Corp. of America	18,150

Diversified Financial Services (0.7%)
800	IntercontinentalExchange, Inc.	106,728	*

Diversified Telecommunication Services (0.3%)
1,700	tw telecom, Inc.	44,319	*

Electrical Equipment (2.7%)
4,500	AMETEK, Inc.	159,525
1,450	Roper Industries, Inc.	159,340
2,750	Sensata Technologies Holding NV	81,868	*
		400,733

Electronic Equipment, Instruments & Components (1.0%)
3,000	Trimble Navigation Ltd.	142,980	*

Energy Equipment & Services (2.0%)
1,000	Cameron International Corp.	56,070	*
700	Core Laboratories NV	85,036
800	Oceaneering International, Inc.	44,200
1,500	Oil States International, Inc.	119,190	*
		304,496

Food & Staples Retailing (1.3%)
1,000	PriceSmart, Inc.	75,720
1,150	Whole Foods Market, Inc.	112,010
		187,730

Food Products (0.6%)
1,200	Mead Johnson Nutrition Co.	87,936

Health Care Equipment & Supplies (1.9%)
700	Edwards Lifesciences Corp.	75,159	*
200	Intuitive Surgical, Inc.	99,126	*
1,700	Masimo Corp.	41,106	*
2,500	Volcano Corp.	71,425	*
		286,816

Health Care Providers & Services (2.1%)
1,500	Catamaran Corp.	146,955	*
900	DaVita, Inc.	93,249	*
2,200	HMS Holdings Corp.	73,546	*
		313,750

Health Care Technology (1.0%)
1,850	Cerner Corp.	143,209	*

Hotels, Restaurants & Leisure (1.1%)
500	Buffalo Wild Wings, Inc.	42,870	*
150	Chipotle Mexican Grill, Inc.	47,631	*
1,250	Starwood Hotels & Resorts Worldwide, Inc.	72,450
		162,951

Household Products (0.8%)
2,100	Church & Dwight Co., Inc.	113,379

Internet Software & Services (1.7%)
2,000	Liquidity Services, Inc.	100,420	*
2,250	Rackspace Hosting, Inc.	148,702	*
		249,122

IT Services (2.1%)
750	Alliance Data Systems Corp.	106,462	*
1,450	Cognizant Technology Solutions Corp. Class A	101,384	*
750	Teradata Corp.	56,558	*
1,500	VeriFone Systems, Inc.	41,775	*
		306,179

Life Sciences Tools & Services (0.6%)
2,000	Illumina, Inc.	96,400	*

Machinery (1.8%)
400	Cummins, Inc.	36,884
3,250	Donaldson Co., Inc.	112,808
1,850	Pall Corp.	117,456
		267,148

Media (1.1%)
2,000	AMC Networks, Inc. Class A	87,040	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)†
1,300	Discovery Communications, Inc. Class A	77,519	*
		164,559

Multiline Retail (1.0%)
3,250	Dollar Tree, Inc.	156,894	*

Oil, Gas & Consumable Fuels (1.9%)
2,750	Cabot Oil & Gas Corp.	123,475
1,000	Concho Resources, Inc.	94,750	*
4,150	Denbury Resources, Inc.	67,064	*
		285,289

Pharmaceuticals (1.1%)
1,050	Perrigo Co.	121,979
1,050	Salix Pharmaceuticals Ltd.	44,457	*
		166,436

Professional Services (1.4%)
1,250	Advisory Board Co.	59,788	*
3,000	Verisk Analytics, Inc. Class A	142,830	*
		202,618

Real Estate Management & Development (0.7%)
1,300	Jones Lang LaSalle, Inc.	99,255

Road & Rail (1.5%)
650	Canadian Pacific Railway Ltd.	53,878
2,000	J.B. Hunt Transport Services, Inc.	104,080
950	Kansas City Southern	71,991
		229,949

Semiconductors & Semiconductor Equipment (2.0%)
1,500	Altera Corp.	50,978
3,500	Avago Technologies Ltd.	122,027
2,500	Cavium, Inc.	83,325	*
1,450	Microchip Technology, Inc.	47,473
		303,803

Software (6.0%)
1,750	ANSYS, Inc.	128,450	*
1,950	Aspen Technology, Inc.	50,407	*
1,850	Check Point Software Technologies Ltd.	89,096	*
1,500	Citrix Systems, Inc.	114,855	*
650	Concur Technologies, Inc.	47,925	*
1,900	Informatica Corp.	66,139	*
1,850	MICROS Systems, Inc.	90,872	*
3,000	QLIK Technologies, Inc.	67,230	*
1,550	Red Hat, Inc.	88,257	*
700	Salesforce.com, Inc.	106,883	*
500	Ultimate Software Group, Inc.	51,050	*
		901,164

Specialty Retail (5.6%)
1,300	Bed Bath & Beyond, Inc.	81,900	*
1,000	Cabela's, Inc.	54,680	*
2,400	Dick's Sporting Goods, Inc.	124,440
1,300	DSW, Inc. Class A	86,736
1,500	O'Reilly Automotive, Inc.	125,430	*
2,750	Ross Stores, Inc.	177,650
1,150	Tractor Supply Co.	113,723
2,000	Urban Outfitters, Inc.	75,120	*
		839,679

Textiles, Apparel & Luxury Goods (1.4%)
250	Lululemon Athetica, Inc.	18,485	*
1,100	PVH Corp.	103,092
750	Under Armour, Inc. Class A	41,873	*
1,000	Warnaco Group, Inc.	51,900	*
		215,350

Thrifts & Mortgage Finance (0.2%)
1,000	Ocwen Financial Corp.	27,410	*

Trading Companies & Distributors (1.5%)
3,500	Fastenal Co.	150,465
1,200	MSC Industrial Direct Co., Inc. Class A	80,952
		231,417

Wireless Telecommunication Services (2.1%)
1,850	Crown Castle International Corp.	118,585	*
3,000	SBA Communications Corp. Class A	188,700	*
		307,285

Total Common Stocks (Cost $5,866,438)		8,842,041

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Balanced Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.0%)
140,000	U.S. Treasury Notes, 1.25%, due 8/31/15	143,806
125,000	U.S. Treasury Notes, 0.25%, due 9/15/15	124,785
715,000	U.S. Treasury Notes, 2.13%, due 11/30/14	743,656
250,000	U.S. Treasury Notes, 0.38%, due 7/31/13	250,410
850,000	U.S. Treasury Notes, 0.25%, due 2/28/14	850,399
125,000	U.S. Treasury Notes, 0.63%, due 12/31/12	125,147
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,218,126)	2,238,203

Mortgage-Backed Securities (7.4%)

Adjustable Mixed Balance (2.1%)
165,871	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.96%, due 5/25/34	157,072	µ
180,079	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	148,434	µ
9,286	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.36%, due 6/19/34	8,619	µ
		314,125
Commercial Mortgage-Backed (3.0%)
77,295	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	78,046
49,985	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.73%, due 3/15/49	51,491	µ
13,266	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	13,658	µ
88,168	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	89,684	ñ
54,183	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	55,874	ñ
92,279	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	95,054
8,771	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.31%, due 12/15/44	8,771	µ
53,830	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	55,291	ñ
		447,869

Mortgage-Backed Non-Agency (0.8%)
78,780	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	81,486	ñ
40,739	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	43,665	ñ
		125,151

Fannie Mae (0.8%)
104,176	Pass-Through Certificates, 4.50%, due 4/1/39	112,793

Freddie Mac (0.7%)
98,002	Pass-Through Certificates, 4.50%, due 11/1/39	105,423
	Total Mortgage-Backed Securities (Cost $1,143,208)	1,105,361

Corporate Debt Securities (12.6%)

Aerospace & Defense (0.1%)
10,000	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	10,180

Banks (3.3%)
90,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	92,190
155,000	JPMorgan Chase & Co., Senior Medium-Term Notes, 1.88%, due 3/20/15	158,140
125,000	Wells Fargo & Co., Senior Notes, 1.50%, due 7/1/15	127,103
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,147

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

45,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	45,751
		498,331

Beverages (0.6%)
75,000	Anheuser-Busch Cos., LLC, Guaranteed Unsecured Notes, 4.95%, due 1/15/14	79,204
10,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.80%, due 7/15/15	10,042
		89,246

Commercial Services (0.2%)
35,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	35,452	ñ

Diversified Financial Services (3.4%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	87,668
45,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	45,743
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	45,595
150,000	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	154,374
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,043	ñ
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,348
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	80,866
		499,637

Food (0.1%)
15,000	Kraft Foods Group, Inc., Guaranteed Notes, 1.63%, due 6/4/15	15,227	ñ

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	50,734

Media (1.8%)
95,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	101,881
90,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	91,883
75,000	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	79,664
		273,428

Mining (0.4%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,320
30,000	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 1.40%, due 2/13/15	30,216
		55,536
Oil & Gas (0.3%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	51,174

Pharmaceuticals (0.2%)
30,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	30,776	ñ

Pipelines (0.3%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,198
30,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	30,277
		50,475

Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	58,211

Telecommunications (1.2%)
80,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	80,684
90,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	92,052
		172,736
	Total Corporate Debt Securities (Cost $1,876,224)	1,891,143

Asset-Backed Securities (5.4%)
86,220	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.37%, due 4/25/36	61,878	µ

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

42,162	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	42,273
63,247	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	63,600
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.48%, due 2/25/37	90,084	µ
127,521	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	127,891
125,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	125,589
100,000	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	100,019
40,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	40,143
150,000	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	150,060
	Total Asset-Backed Securities (Cost $930,283)	801,537

NUMBER OF SHARES

Short-Term Investments (1.3%)
188,796	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $188,796)	188,796
	Total Investments (100.9%) (Cost $12,223,075)	15,067,081	##
	Liabilities, less cash, receivables and other assets [(0.9%)]	(140,956)
	Total Net Assets (100.0%)	$14,926,125

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.9%) Aerospace & Defense (2.1%)
1,900	BE Aerospace, Inc.	79,990	*
1,875	HEICO Corp.	72,544
		152,534

Auto Components (0.5%)
500	BorgWarner, Inc.	34,555	*

Beverages (0.8%)
1,000	Beam, Inc.	57,540

Biotechnology (3.8%)
1,500	Alexion Pharmaceuticals, Inc.	171,600	*
500	Ariad Pharmaceuticals, Inc.	12,112	*
1,000	Cepheid, Inc.	34,510	*
1,000	Cubist Pharmaceuticals, Inc.	47,680	*
200	Onyx Pharmaceuticals, Inc.	16,900	*
		282,802

Building Products (0.8%)
2,250	Fortune Brands Home & Security, Inc.	60,773	*

Capital Markets (2.5%)
1,000	Affiliated Managers Group, Inc.	123,000	*
1,650	Raymond James Financial, Inc.	60,472
		183,472

Chemicals (2.7%)
1,500	Airgas, Inc.	123,450
1,100	Ashland, Inc.	78,760
		202,210

Commercial Services & Supplies (1.8%)
1,500	Stericycle, Inc.	135,780	*

Communications Equipment (1.1%)
1,000	Aruba Networks, Inc.	22,485	*
600	F5 Networks, Inc.	62,820	*
		85,305

Containers & Packaging (0.2%)
500	Packaging Corp. of America	18,150

Diversified Financial Services (1.3%)
750	IntercontinentalExchange, Inc.	100,058	*

Diversified Telecommunication Services (0.5%)
1,500	tw telecom, Inc.	39,105	*

Electrical Equipment (4.6%)
3,750	AMETEK, Inc.	132,938
1,250	Roper Industries, Inc.	137,362
2,500	Sensata Technologies Holding NV	74,425	*
		344,725

Electronic Equipment, Instruments & Components (1.6%)
2,500	Trimble Navigation Ltd.	119,150	*

Energy Equipment & Services (3.1%)
750	Cameron International Corp.	42,052	*
600	Core Laboratories NV	72,888
1,500	Oil States International, Inc.	119,190	*
		234,130

Food & Staples Retailing (2.1%)
800	PriceSmart, Inc.	60,576
1,000	Whole Foods Market, Inc.	97,400
		157,976

Food Products (1.0%)
1,000	Mead Johnson Nutrition Co.	73,280

Health Care Equipment & Supplies (3.3%)
600	Edwards Lifesciences Corp.	64,422	*
150	Intuitive Surgical, Inc.	74,344	*
1,500	Masimo Corp.	36,270	*
2,500	Volcano Corp.	71,425	*
		246,461

Health Care Providers & Services (3.6%)
1,250	Catamaran Corp.	122,462	*
750	DaVita, Inc.	77,708	*
2,000	HMS Holdings Corp.	66,860	*
		267,030

Health Care Technology (1.7%)
1,650	Cerner Corp.	127,726	*

Hotels, Restaurants & Leisure (1.5%)
250	Buffalo Wild Wings, Inc.	21,435	*
100	Chipotle Mexican Grill, Inc.	31,754	*
1,000	Starwood Hotels & Resorts Worldwide, Inc.	57,960
		111,149

Household Products (1.3%)
1,800	Church & Dwight Co., Inc.	97,182

Internet Software & Services (3.0%)
1,750	Liquidity Services, Inc.	87,867	*
2,000	Rackspace Hosting, Inc.	132,180	*
		220,047

IT Services (3.3%)
600	Alliance Data Systems Corp.	85,170	*
1,250	Cognizant Technology Solutions Corp. Class A	87,400	*
550	Teradata Corp.	41,475	*
1,250	VeriFone Systems, Inc.	34,813	*
		248,858

Life Sciences Tools & Services (1.0%)
1,550	Illumina, Inc.	74,710	*

Machinery (3.2%)
350	Cummins, Inc.	32,274
3,000	Donaldson Co., Inc.	104,130
1,550	Pall Corp.	98,409
		234,813

Media (1.8%)
1,700	AMC Networks, Inc. Class A	73,984	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Growth Portfolio cont'd
(Unaudited)

NUMBER OF SHARES		VALUE($)†

1,000	Discovery Communications, Inc. Class A	59,630	*
		133,614

Multiline Retail (1.9%)
2,850	Dollar Tree, Inc.	137,584	*

Oil, Gas & Consumable Fuels (3.1%)
2,250	Cabot Oil & Gas Corp.	101,025
800	Concho Resources, Inc.	75,800	*
3,500	Denbury Resources, Inc.	56,560	*
		233,385

Pharmaceuticals (1.9%)
900	Perrigo Co.	104,553
900	Salix Pharmaceuticals Ltd.	38,106	*
		142,659

Professional Services (2.2%)
1,000	Advisory Board Co.	47,830	*
2,400	Verisk Analytics, Inc. Class A	114,264	*
		162,094

Real Estate Management & Development (1.0%)
1,000	Jones Lang LaSalle, Inc.	76,350

Road & Rail (2.7%)
500	Canadian Pacific Railway Ltd.	41,445
2,000	J.B. Hunt Transport Services, Inc.	104,080
750	Kansas City Southern	56,835
		202,360

Semiconductors & Semiconductor Equipment (3.7%)
1,750	Altera Corp.	59,474
3,000	Avago Technologies Ltd.	104,595
2,000	Cavium, Inc.	66,660	*
1,250	Microchip Technology, Inc.	40,925
		271,654

Software (10.4%)
1,500	ANSYS, Inc.	110,100	*
1,700	Aspen Technology, Inc.	43,945	*
1,650	Check Point Software Technologies Ltd.	79,464	*
1,500	Citrix Systems, Inc.	114,855	*
550	Concur Technologies, Inc.	40,552	*
1,550	Informatica Corp.	53,955	*
1,650	MICROS Systems, Inc.	81,048	*
2,500	QLIK Technologies, Inc.	56,025	*
1,350	Red Hat, Inc.	76,869	*
500	Salesforce.com, Inc.	76,345	*
400	Ultimate Software Group, Inc.	40,840	*
		773,998

Specialty Retail (10.1%)
1,100	Bed Bath & Beyond, Inc.	69,300	*
800	Cabela's, Inc.	43,744	*
2,100	Dick's Sporting Goods, Inc.	108,885
1,250	DSW, Inc. Class A	83,400
1,500	O'Reilly Automotive, Inc.	125,430	*
2,400	Ross Stores, Inc.	155,040
1,000	Tractor Supply Co.	98,890
1,700	Urban Outfitters, Inc.	63,852	*
		748,541

Textiles, Apparel & Luxury Goods (2.6%)
250	Lululemon Athletica, Inc.	18,485	*
1,000	PVH Corp.	93,720
500	Under Armour, Inc. Class A	27,915	*
1,000	Warnaco Group, Inc.	51,900	*
		192,020

Thrifts & Mortgage Finance (0.3%)
750	Ocwen Financial Corp.	20,558	*

Trading Companies & Distributors (2.4%)
2,500	Fastenal Co.	107,475
1,000	MSC Industrial Direct Co., Inc. Class A	67,460
		174,935

Wireless Telecommunication Services (3.4%)
1,500	Crown Castle International Corp.	96,150	*
2,500	SBA Communications Corp. Class A	157,250	*
		253,400
Total Common Stocks (Cost $4,608,500)		7,432,673
Short-Term Investments (0.6%)
47,406	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $47,406)	47,406
Total Investments (100.5%) (Cost $4,655,906)		7,480,079	##
Liabilities, less cash, receivables and other assets [(0.5%)]		(38,928)
Total Net Assets (100.0%)		$7,441,151

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (98.4%)

Beverages (6.4%)
39,725	Anheuser-Busch InBev NV ADR	3,412,775
52,656	Coca-Cola Co.	1,997,242
		5,410,017

Capital Markets (5.4%)
8,315	BlackRock, Inc.	1,482,565
91,180	Charles Schwab Corp.	1,166,192
64,940	Lazard Ltd. Class A	1,898,196
		4,546,953

Chemicals (1.8%)
23,758	Ecolab, Inc.	1,539,756

Consumer Finance (2.1%)
31,510	American Express Co.	1,791,659

Diversified Financial Services (3.3%)
24,260	CME Group, Inc.	1,390,098
10,490	IntercontinentalExchange, Inc.	1,399,471	*
		2,789,569

Electronic Equipment, Instruments & Components (2.6%)
88,982	National Instruments Corp.	2,239,677

Energy Equipment & Services (6.0%)
38,815	Cameron International Corp.	2,176,357	*
40,124	Schlumberger Ltd.	2,902,169
		5,078,526

Food Products (3.1%)
42,400	McCormick & Co., Inc.	2,630,496

Health Care Equipment & Supplies (6.3%)
24,499	C.R. Bard, Inc.	2,563,820
46,395	Covidien PLC	2,756,791
		5,320,611

Household Products (3.6%)
43,471	Procter & Gamble Co.	3,015,149

Industrial Conglomerates (8.0%)
29,135	3M Co.	2,692,657
73,866	Danaher Corp.	4,073,710
		6,766,367

Industrial Gases (1.8%)
15,013	Praxair, Inc.	1,559,550

Insurance (4.0%)
163,060	Progressive Corp.	3,381,864

Internet Software & Services (4.8%)
5,402	Google, Inc. Class A	4,075,809	*

IT Services (1.8%)
3,290	MasterCard, Inc. Class A	1,485,369

Machinery (2.8%)
37,905	Pall Corp.	2,406,588

Media (5.4%)
48,700	Comcast Corp. Class A Special	1,694,760
47,623	Scripps Networks Interactive, Inc. Class A	2,915,956
		4,610,716

Multiline Retail (3.0%)
39,307	Target Corp.	2,494,815

Oil, Gas & Consumable Fuels (9.7%)
161,864	BG Group PLC	3,267,224
31,865	Marathon Petroleum Corp.	1,739,510
101,370	Newfield Exploration Co.	3,174,908	*
		8,181,642

Pharmaceuticals (3.2%)
14,665	Roche Holding AG	2,739,650

Road & Rail (1.6%)
25,170	J.B. Hunt Transport Services, Inc.	1,309,847

Semiconductors & Semiconductor Equipment (8.2%)
103,169	Altera Corp.	3,506,199
125,553	Texas Instruments, Inc.	3,458,985
		6,965,184

Specialty Retail (1.5%)
3,403	Autozone, Inc.	1,257,987	*

Trading Companies & Distributors (2.0%)
8,134	W.W. Grainger, Inc.	1,694,882

Total Common Stocks (Cost $62,197,348)		83,292,683
Short-Term Investments (1.7%)
1,453,825	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,453,825)	1,453,825

Total Investments (100.1%) (Cost $63,651,173)		84,746,508	##
Liabilities, less cash, receivables and other assets [(0.1%)]		(75,226)
Total Net Assets (100.0%)		$84,671,282

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments International Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (97.6%)

Australia (1.9%)
3,215	CSL Ltd.	153,406
14,185	Iluka Resources Ltd.	146,111
44,330	Imdex Ltd.	75,413
		374,930

Belgium (1.8%)
2,044	Anheuser-Busch InBev NV	173,805
4,315	Colruyt SA	187,947
		361,752

Canada (8.5%)
4,190	Cenovus Energy, Inc.	146,230
10,202	Corus Entertainment, Inc., B Shares	237,331
6,200	Goldcorp, Inc.	284,679
2,900	Home Capital Group, Inc.	151,740
3,688	MacDonald, Dettwiler & Associates Ltd.	192,822
23,900	New Gold, Inc.	292,946	*
6,000	Silver Wheaton Corp.	238,511
3,312	Vermilion Energy, Inc.	155,645
		1,699,904

Chile (1.1%)
3,610	Sociedad Quimica y Minera de Chile SA ADR, B Shares	222,520

China (1.5%)
196,500	China Liansu Group Holdings Ltd.	101,873
3,450	China Mobile Ltd. ADR	190,992
		292,865

Czech Republic (0.6%)
570	Komercni Banka A/S	113,148

Denmark (2.9%)
1,263	Novo Nordisk A/S Class B	199,524
8,180	Sydbank A/S	154,252	*
3,456	Tryg A/S	224,522
		578,298

France (7.2%)
107,873	Alcatel-Lucent	119,077	*
2,670	Arkema SA	249,989
5,395	CFAO SA	258,387
4,538	Eutelsat Communications SA	145,876
1,365	Pernod-Ricard SA	153,150
10,610	Rexel SA	213,514
3,806	Sodexo	286,558
		1,426,551

Germany (8.3%)
2,065	Brenntag AG	264,301
1,045	Continental AG	102,327
4,011	Deutsche Boerse AG	221,971
13,100	Deutsche Telekom AG	161,187
4,096	Fresenius Medical Care AG & Co.	300,339
3,026	Gerresheimer AG	158,148	*
1,656	Linde AG	285,158
6,040	NORMA Group	162,996
		1,656,427

Indonesia (0.5%)
117,000	PT Bank Mandiri (Persero)Tbk	100,251

Ireland (0.7%)
4,790	DCC PLC	137,881

Israel (1.0%)
84,400	Bezeq Israeli Telecommunication Corp. Ltd.	98,595
2,000	Check Point Software Technologies Ltd.	96,320	*
		194,915

Japan (13.1%)
900	FANUC Corp.	145,079
416	Jupiter Telecommunications Co. Ltd.	422,184
19,600	KANSAI PAINT Co. Ltd.	217,248
54	Kenedix Realty Investment Corp.	194,646
600	KEYENCE Corp.	153,767
8,000	Nihon Kohden Corp.	277,704
3,200	PIGEON Corp.	146,386
1,100	SMC Corp.	177,319
4,900	SOFTBANK Corp.	198,411
5,000	SUGI HOLDINGS Co. Ltd.	175,615
8,300	Sundrug Co. Ltd.	301,412
4,900	TOYOTA MOTOR Corp.	190,877
		2,600,648

Korea (3.1%)
754	Hyundai Mobis	210,646
405	Samsung Electronics Co. Ltd. GDR	243,810
2,300	Shinhan Financial Group Co. Ltd. ADR	154,422
		608,878

Netherlands (5.4%)
3,786	Akzo Nobel NV	214,020
16,655	Koninklijke Ahold NV	208,610
3,230	Nutreco NV	239,247
3,965	Royal Imtech NV	104,656
8,681	Unilever NV	307,111
		1,073,644

Nigeria (0.8%)
69,425	Afren PLC	157,063	*

Norway (2.3%)
19,661	DnB ASA	241,091
13,500	Norwegian Property ASA	20,619
23,409	ProSafe SE	193,192
		454,902

Russia (1.6%)
1,070	NovaTek OAO GDR	126,581
15,800	Sberbank of Russia ADR	185,334
		311,915

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments International Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Singapore (1.0%)
13,000	United Overseas Bank Ltd.	208,157

Sweden (2.9%)
2,505	Axfood AB	94,155
15,352	Elekta AB, B Shares	202,744
9,840	Nordea Bank AB	97,294
19,620	Telefonaktiebolaget LM Ericsson, B Shares	178,763
		572,956

Switzerland (11.3%)
1,096	Bucher Industries AG	196,359
259	Givaudan SA	245,781	*
3,674	Nestle SA	231,651
3,227	Novartis AG	197,463
725	Partners Group Holding AG	150,859
1,751	Roche Holding AG	327,114
157	SGS SA	322,514
98	Sika AG	199,855
2,600	Sulzer AG	378,735
		2,250,331

Turkey (0.5%)
130,883	Sinpas Gayrimenkul Yatirim Ortakligi A/S	93,215

United Kingdom (18.9%)
41,601	Amlin PLC	271,060
8,375	BG Group PLC	169,049
6,570	BHP Billiton PLC	204,228
14,278	Bunzl PLC	255,692
26,095	Cairn Energy PLC	115,922	*
17,745	Diploma PLC	136,195
13,038	Experian PLC	216,643
1,256	Fidessa Group PLC	29,835
28,060	ICAP PLC	145,495
21,603	Informa PLC	140,480
51,219	Mitie Group PLC	240,930
9,340	Petrofac Ltd.	240,562
10,444	Reed Elsevier PLC	99,841
52,915	RPS Group PLC	212,763
9,924	Subsea 7 SA	229,006
14,755	Synergy Health PLC	219,203
8,908	Tullow Oil PLC	197,069
124,431	Vodafone Group PLC	353,136
7,500	Willis Group Holdings PLC	276,900
		3,754,009

United States (0.7%)
2,300	Autoliv, Inc.	142,531
Total Common Stocks (Cost $17,468,434)		19,387,691
Rights (0.0%)
Belgium (0.0%)
112,269	Anheuser-Busch InBev NV VVPR Strip (Cost $43)	144	*
Short-Term Investments (2.4%)
486,276	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $486,276)	486,276
Total Investments (100.0%) (Cost $17,954,753)		19,874,111	##
Cash, receivables and other assets, less liabilities (0.0%)		1,045
Total Net Assets (100.0%)		$19,875,156

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL PORTFOLIO (Unaudited)

Industry	Value†	Percentage of Net Assets
Chemicals	$ 1,634,571	8.2%
Commercial Banks	1,253,949	6.3%
Metals & Mining	1,241,888	6.3%
Oil, Gas & Consumable Fuels	1,067,559	5.4%
Machinery	1,060,488	5.3%
Media	1,045,712	5.3%
Food & Staples Retailing	967,739	4.9%
Food Products	778,009	3.9%
Insurance	772,482	3.9%
Wireless Telecommunication Services	742,539	3.7%
Trading Companies & Distributors	733,507	3.7%
Pharmaceuticals	724,101	3.7%
Energy Equipment & Services	662,760	3.3%
Professional Services	539,157	2.7%
Health Care Providers & Services	519,542	2.6%
Health Care Equipment & Supplies	480,448	2.4%
Auto Components	455,504	2.3%
Commercial Services & Supplies	453,693	2.3%
Beverages	327,099	1.7%
Software	318,977	1.6%
Communications Equipment	297,840	1.5%
Capital Markets	296,354	1.5%
Electronic Equipment, Instruments & Components	289,962	1.5%
Real Estate Investment Trusts	287,861	1.4%
Hotels, Restaurants & Leisure	286,558	1.4%
Diversified Telecommunication Services	259,782	1.3%
Distributors	258,387	1.3%
Semiconductors & Semiconductor Equipment	243,810	1.2%
Diversified Financial Services	221,971	1.1%
Automobiles	190,877	1.0%
Life Sciences Tools & Services	158,148	0.8%
Biotechnology	153,406	0.8%
Thrifts & Mortgage Finance	151,740	0.8%
Household Products	146,386	0.7%
Industrial Conglomerates	137,881	0.7%
Construction & Engineering	104,656	0.5%
Building Products	101,873	0.5%
Real Estate Management & Development	20,619	0.1%
Short-Term Investments and Other Assets-Net	487,321	2.4%
	$19,875,156	100.0%

SEPTEMBER 30, 2012

Schedule of Investments Large Cap Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (96.2%)

Air Freight & Logistics (0.5%)
3,851	FedEx Corp.	325,872

Airlines (0.6%)
44,922	Southwest Airlines Co.	393,966

Automobiles (0.9%)
59,397	Ford Motor Co.	585,654

Beverages (0.7%)
5,900	PepsiCo, Inc.	417,543

Capital Markets (8.6%)
44,634	Bank of New York Mellon Corp.	1,009,621
48,133	Charles Schwab Corp.	615,621
20,176	Goldman Sachs Group, Inc.	2,293,608
23,378	Invesco Ltd.	584,216
11,695	Legg Mason, Inc.	288,633
29,276	Morgan Stanley	490,080
		5,281,779

Chemicals (4.0%)
20,315	LyondellBasell Industries NV Class A	1,049,473
10,486	Monsanto Co.	954,436
6,628	Potash Corp. of Saskatchewan, Inc.	287,788
2,478	WR Grace & Co.	146,400	*
		2,438,097

Commercial Banks (6.8%)
79,692	Regions Financial Corp.	574,579
9,436	SunTrust Banks, Inc.	266,756
19,480	U.S. Bancorp	668,164
64,207	Wells Fargo & Co.	2,217,068
22,238	Zions Bancorporation	459,326
		4,185,893

Communications Equipment (1.4%)
44,076	Cisco Systems, Inc.	841,411

Computers & Peripherals (1.1%)
17,794	Hewlett-Packard Co.	303,566
7,999	SanDisk Corp.	347,396	*
		650,962

Consumer Finance (0.4%)
6,464	Discover Financial Services	256,815

Diversified Financial Services (10.0%)
100,314	Bank of America Corp.	885,772
70,890	Citigroup, Inc.	2,319,521
64,185	J.P. Morgan Chase & Co.	2,598,209
8,322	Moody's Corp.	367,583
		6,171,085

Diversified Telecommunication Services (0.5%)
8,159	AT&T, Inc.	307,594

Electric Utilities (0.7%)
6,435	FirstEnergy Corp.	283,784
5,062	PPL Corp.	147,051
		430,835

Electronic Equipment, Instruments & Components (0.3%)
14,116	Corning, Inc.	185,625

Energy Equipment & Services (4.7%)
9,197	Baker Hughes, Inc.	415,980
11,652	Diamond Offshore Drilling, Inc.	766,818
32,896	McDermott International, Inc.	401,989	*
3,776	Rowan Cos. PLC Class A	127,516	*
16,341	Schlumberger Ltd.	1,181,945
		2,894,248

Food Products (0.5%)
10,984	Archer-Daniels-Midland Co.	298,545

Health Care Equipment & Supplies (1.4%)
93,081	Boston Scientific Corp.	534,285	*
5,224	Zimmer Holdings, Inc.	353,247
		887,532

Health Care Providers & Services (1.4%)
13,480	Aetna, Inc.	533,808
7,557	Coventry Health Care, Inc.	315,051
		848,859

Hotels, Restaurants & Leisure (1.8%)
30,361	Carnival Corp.	1,106,355

Household Products (0.4%)
2,231	Colgate-Palmolive Co.	239,208

Industrial Conglomerates (3.5%)
95,462	General Electric Co.	2,167,942

Insurance (5.6%)
6,808	AFLAC, Inc.	325,967
48,272	American International Group, Inc.	1,582,839	*
36,599	Lincoln National Corp.	885,330
4,843	MetLife, Inc.	166,890
8,042	Reinsurance Group of America, Inc.	465,390
		3,426,416

Machinery (6.1%)
9,985	Caterpillar, Inc.	859,109
6,005	Cummins, Inc.	553,721
10,159	Deere & Co.	838,016
11,651	Dover Corp.	693,118
14,187	Joy Global, Inc.	795,323
		3,739,287

Media (1.9%)
17,358	Comcast Corp. Class A	620,896
11,890	Gannett Co., Inc.	211,047
5,980	Walt Disney Co.	312,634
		1,144,577

Metals & Mining (6.2%)
19,320	Alcoa, Inc.	170,982
12,422	BHP Billiton Ltd. ADR	852,274
34,088	Freeport-McMoRan Copper & Gold, Inc.	1,349,203

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Large Cap Value Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)†

20,030	Newmont Mining Corp.	1,121,880
6,386	Nucor Corp.	244,328
5,690	United States Steel Corp.	108,508
		3,847,175

Multiline Retail (1.9%)
12,128	J.C. Penney Co., Inc.	294,589
14,040	Target Corp.	891,119
		1,185,708

Oil, Gas & Consumable Fuels (14.8%)
10,914	Anadarko Petroleum Corp.	763,107
7,042	Cabot Oil & Gas Corp.	316,186
10,770	Chevron Corp.	1,255,351
10,941	CONSOL Energy, Inc.	328,777
9,220	Devon Energy Corp.	557,810
34,162	Exxon Mobil Corp.	3,124,115
4,775	Murphy Oil Corp.	256,370
6,425	Newfield Exploration Co.	201,231	*
3,898	Occidental Petroleum Corp.	335,462
28,225	Range Resources Corp.	1,972,080
		9,110,489

Pharmaceuticals (4.8%)
19,560	Johnson & Johnson	1,347,880
10,667	Merck & Co., Inc.	481,082
44,831	Pfizer, Inc.	1,114,050
		2,943,012

Road & Rail (0.9%)
27,532	CSX Corp.	571,289

Semiconductors & Semiconductor Equipment (1.0%)
196	Analog Devices, Inc.	7,681
27,345	Intel Corp.	620,185
		627,866

Software (1.6%)
27,679	Microsoft Corp.	824,281
5,958	Oracle Corp.	187,617
		1,011,898

Specialty Retail (0.8%)
12,750	Urban Outfitters, Inc.	478,890	*

Wireless Telecommunication Services (0.4%)
48,985	Sprint Nextel Corp.	270,397	*
Total Common Stocks (Cost $53,064,837)		59,272,824
Short-Term Investments (5.0%)
3,059,665	State Street Insitutional Liquid Reserves Fund Institutional Class (Cost $3,059,665)	3,059,665
Total Investments (101.2%) (Cost $56,124,502)		62,332,489	##
Liabilities, less cash, receivables and other assets [(1.2%)]		(731,393)
Total Net Assets (100.0%)		$61,601,096

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (98.7%)
Aerospace & Defense (2.9%)
75,000	BE Aerospace, Inc.	3,157,500	*
81,250	HEICO Corp.	3,143,563
20,000	Precision Castparts Corp.	3,266,800
		9,567,863

Auto Components (0.5%)
21,500	BorgWarner, Inc.	1,485,865	*

Beverages (0.7%)
40,000	Beam, Inc.	2,301,600

Biotechnology (4.2%)
70,000	Alexion Pharmaceuticals, Inc.	8,008,000	*
35,000	Ariad Pharmaceuticals, Inc.	847,875	*
60,000	Cepheid, Inc.	2,070,600	*
45,000	Cubist Pharmaceuticals, Inc.	2,145,600	*
9,500	Onyx Pharmaceuticals, Inc.	802,750	*
		13,874,825

Building Products (0.8%)
100,000	Fortune Brands Home & Security, Inc.	2,701,000	*

Capital Markets (2.2%)
37,900	Affiliated Managers Group, Inc.	4,661,700	*
70,000	Raymond James Financial, Inc.	2,565,500
		7,227,200

Chemicals (2.6%)
60,000	Airgas, Inc.	4,938,000
47,500	Ashland, Inc.	3,401,000
		8,339,000

Commercial Services & Supplies (1.8%)
65,000	Stericycle, Inc.	5,883,800	*

Communications Equipment (1.1%)
40,000	Aruba Networks, Inc.	899,400	*
26,500	F5 Networks, Inc.	2,774,550	*
		3,673,950

Containers & Packaging (0.3%)
23,000	Packaging Corp. of America	834,900

Diversified Financial Services (1.2%)
29,400	IntercontinentalExchange, Inc.	3,922,254	*

Diversified Telecommunication Services (0.5%)
62,500	tw telecom, Inc.	1,629,375	*

Electrical Equipment (4.3%)
151,350	AMETEK, Inc.	5,365,357
51,500	Roper Industries, Inc.	5,659,335
100,000	Sensata Technologies Holding NV	2,977,000	*
		14,001,692

Electronic Equipment, Instruments & Components (1.6%)
110,500	Trimble Navigation Ltd.	5,266,430	*

Energy Equipment & Services (3.5%)
35,000	Cameron International Corp.	1,962,450	*
26,000	Core Laboratories NV	3,158,480
30,000	Oceaneering International, Inc.	1,657,500
57,500	Oil States International, Inc.	4,568,950	*
		11,347,380

Food & Staples Retailing (1.9%)
35,000	PriceSmart, Inc.	2,650,200
36,800	Whole Foods Market, Inc.	3,584,320
		6,234,520

Food Products (1.0%)
45,000	Mead Johnson Nutrition Co.	3,297,600

Health Care Equipment & Supplies (3.1%)
25,000	Edwards Lifesciences Corp.	2,684,250	*
6,000	Intuitive Surgical, Inc.	2,973,780	*
60,000	Masimo Corp.	1,450,800	*
100,000	Volcano Corp.	2,857,000	*
		9,965,830

Health Care Providers & Services (3.6%)
60,000	Catamaran Corp.	5,878,200	*
32,000	DaVita, Inc.	3,315,520	*
80,000	HMS Holdings Corp.	2,674,400	*
		11,868,120
Health Care Technology (1.8%)
75,000	Cerner Corp.	5,805,750	*

Hotels, Restaurants & Leisure (1.7%)
22,500	Buffalo Wild Wings, Inc.	1,929,150	*
4,500	Chipotle Mexican Grill, Inc.	1,428,930	*
40,000	Starwood Hotels & Resorts Worldwide, Inc.	2,318,400
		5,676,480

Household Products (1.2%)
70,000	Church & Dwight Co., Inc.	3,779,300

Internet Software & Services (2.7%)
72,500	Liquidity Services, Inc.	3,640,225	*
80,000	Rackspace Hosting, Inc.	5,287,200	*
		8,927,425

IT Services (3.4%)
27,500	Alliance Data Systems Corp.	3,903,625	*
52,500	Cognizant Technology Solutions Corp. Class A	3,670,800	*
27,500	Teradata Corp.	2,073,775	*
55,000	VeriFone Systems, Inc.	1,531,750	*
		11,179,950

Life Sciences Tools & Services (1.1%)
72,500	Illumina, Inc.	3,494,500	*

Machinery (3.0%)
16,000	Cummins, Inc.	1,475,360
120,000	Donaldson Co., Inc.	4,165,200
65,000	Pall Corp.	4,126,850
		9,767,410

Media (1.7%)
75,000	AMC Networks, Inc. Class A	3,264,000	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Mid Cap Growth Portfolio cont’d
(Unaudited)

NUMBER OF SHARES	VALUE($)†

40,000	Discovery Communications, Inc. Class A	2,385,200	*
		5,649,200

Multiline Retail (1.8%)
125,000	Dollar Tree, Inc.	6,034,375	*

Oil, Gas & Consumable Fuels (3.2%)
105,000	Cabot Oil & Gas Corp.	4,714,500
35,000	Concho Resources, Inc.	3,316,250	*
150,000	Denbury Resources, Inc.	2,424,000	*
		10,454,750

Pharmaceuticals (1.8%)
36,000	Perrigo Co.	4,182,120
40,000	Salix Pharmaceuticals Ltd.	1,693,600	*
		5,875,720

Professional Services (2.1%)
50,000	Advisory Board Co.	2,391,500	*
96,100	Verisk Analytics, Inc. Class A	4,575,321	*
		6,966,821

Real Estate Management & Development (1.1%)
47,500	Jones Lang LaSalle, Inc.	3,626,625

Road & Rail (2.7%)
26,500	Canadian Pacific Railway Ltd.	2,196,585
75,000	J.B. Hunt Transport Services, Inc.	3,903,000
34,500	Kansas City Southern	2,614,410
		8,713,995

Semiconductors & Semiconductor Equipment (3.6%)
80,000	Altera Corp.	2,718,800
130,000	Avago Technologies Ltd.	4,532,450
90,000	Cavium, Inc.	2,999,700	*
50,000	Microchip Technology, Inc.	1,637,000
		11,887,950

Software (9.6%)
65,000	ANSYS, Inc.	4,771,000	*
70,000	Aspen Technology, Inc.	1,809,500	*
57,600	Check Point Software Technologies Ltd.	2,774,016	*
52,800	Citrix Systems, Inc.	4,042,896	*
24,500	Concur Technologies, Inc.	1,806,385	*
65,000	Informatica Corp.	2,262,650	*
65,000	MICROS Systems, Inc.	3,192,800	*
100,000	QLIK Technologies, Inc.	2,241,000	*
60,000	Red Hat, Inc.	3,416,400	*
20,000	Salesforce.com, Inc.	3,053,800	*
19,000	Ultimate Software Group, Inc.	1,939,900	*
		31,310,347

Specialty Retail (9.4%)
52,500	Bed Bath & Beyond, Inc.	3,307,500	*
32,500	Cabela's, Inc.	1,777,100	*
86,700	Dick's Sporting Goods, Inc.	4,495,395
42,500	DSW, Inc. Class A	2,835,600
53,900	O'Reilly Automotive, Inc.	4,507,118	*
105,600	Ross Stores, Inc.	6,821,760
40,000	Tractor Supply Co.	3,955,600
80,000	Urban Outfitters, Inc.	3,004,800	*
		30,704,873

Textiles, Apparel & Luxury Goods (2.6%)
12,500	Lululemon Athetica, Inc.	924,250	*
42,500	PVH Corp.	3,983,100
30,000	Under Armour, Inc. Class A	1,674,900	*
37,500	Warnaco Group, Inc.	1,946,250	*
		8,528,500

Thrifts & Mortgage Finance (0.3%)
40,000	Ocwen Financial Corp.	1,096,400	*

Trading Companies & Distributors (2.6%)
135,000	Fastenal Co.	5,803,650
39,200	MSC Industrial Direct Co., Inc. Class A	2,644,432
		8,448,082

Wireless Telecommunication Services (3.5%)
65,000	Crown Castle International Corp.	4,166,500	*
117,100	SBA Communications Corp. Class A	7,365,590	*
		11,532,090
Total Common Stocks (Cost $209,473,980)		322,883,747
Short-Term Investments (1.6%)
5,154,877	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,154,877)	5,154,877

Total Investments (100.3%) (Cost $214,628,857)		328,038,624	##
Liabilities, less cash, receivables and other assets [(0.3%)]		(832,933)
Total Net Assets (100.0%)		$327,205,691

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (98.3%)

Aerospace & Defense (4.8%)
45,900	General Dynamics Corp.	3,034,908
51,400	Rockwell Collins, Inc.	2,757,096
		5,792,004
Auto Components (0.9%)

30,300	Lear Corp.	1,145,037

Beverages (2.1%)
78,600	Constellation Brands, Inc. Class A	2,542,710	*

Capital Markets (2.1%)
60,200	State Street Corp.	2,525,992

Commercial Banks (5.9%)
57,900	BankUnited, Inc.	1,424,919
52,800	BB&T Corp.	1,750,848
53,400	Comerica, Inc.	1,658,070
335,200	Huntington Bancshares, Inc.	2,312,880
		7,146,717

Commercial Services & Supplies (13.9%)
98,900	Avery Dennison Corp.	3,146,998
99,200	Brink`s Co.	2,548,448
89,700	Corrections Corporation of America	3,000,465
139,500	Covanta Holding Corp.	2,393,820
93,100	Republic Services, Inc.	2,561,181
58,800	Tyco International Ltd.	3,308,088
		16,959,000

Communications Equipment (2.3%)
55,000	Motorola Solutions, Inc.	2,780,250

Construction & Engineering (2.3%)
94,400	KBR, Inc.	2,815,008

Electric Utilities (3.5%)
134,100	NV Energy, Inc.	2,415,141
35,800	Pinnacle West Capital Corp.	1,890,240
		4,305,381

Electronic Equipment, Instruments & Components (2.2%)
27,000	Dolby Laboratories, Inc. Class A	884,250	*
294,300	Flextronics International Ltd.	1,765,800	*
		2,650,050

Energy Equipment & Services (1.8%)
38,300	Cameron International Corp.	2,147,481	*

Food & Staples Retailing (5.5%)
60,900	CVS Caremark Corp.	2,948,778
230,200	Safeway, Inc.	3,703,918
		6,652,696

Health Care Equipment & Supplies (4.5%)
49,800	Covidien PLC	2,959,116
37,500	Zimmer Holdings, Inc.	2,535,750
		5,494,866

Health Care Providers & Services (5.2%)
61,300	Cardinal Health, Inc.	2,388,861
26,800	Humana, Inc.	1,880,020
60,100	Omnicare, Inc.	2,041,597
		6,310,478

Hotels, Restaurants & Leisure (1.0%)
23,500	Wyndham Worldwide Corp.	1,233,280

Insurance (1.6%)
53,000	Willis Group Holdings PLC	1,956,760

IT Services (6.4%)
80,300	Amdocs Ltd.	2,649,097
72,600	Fidelity National Information Services, Inc.	2,266,572
160,300	Western Union Co.	2,920,666
		7,836,335

Machinery (4.3%)
39,500	Ingersoll-Rand PLC	1,770,390
108,300	ITT Corp.	2,182,245
61,500	Navistar International Corp.	1,297,035	*
		5,249,670

Media (4.4%)
182,900	Cablevision Systems Corp. Class A	2,898,965
83,000	Virgin Media, Inc.	2,443,520
		5,342,485

Multi-Utilities (3.9%)
114,000	CenterPoint Energy, Inc.	2,428,200
37,000	Sempra Energy	2,386,130
		4,814,330

Multiline Retail (2.1%)
48,900	Kohl's Corp.	2,504,658

Oil, Gas & Consumable Fuels (4.0%)
93,200	Southwestern Energy Co.	3,241,496	*
33,700	Sunoco, Inc.	1,578,171
		4,819,667

Pharmaceuticals (2.2%)
81,600	Hospira, Inc.	2,678,112	*

Real Estate Investment Trusts (1.3%)
67,500	Starwood Property Trust, Inc.	1,570,725

Software (4.0%)
48,000	BMC Software, Inc.	1,991,520	*
163,200	Symantec Corp.	2,937,600	*
		4,929,120

Specialty Retail (4.2%)
152,800	Best Buy Co., Inc.	2,626,632
213,400	Staples, Inc.	2,458,368
		5,085,000

Thrifts & Mortgage Finance (1.9%)
195,900	People's United Financial, Inc.	2,378,226

Total Common Stocks (Cost $109,720,536)		119,666,038

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Mid Cap Intrinsic Value Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Short-Term Investments (1.6%)
1,945,975	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,945,975)	1,945,975
Total Investments (99.9%) (Cost $111,666,511)		121,612,013 ##
Cash, receivables and other assets, less liabilities (0.1%)		141,094
Total Net Assets (100.0%)		$121,753,107

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.3%)
4,750,000	U.S. Treasury Notes, 1.13%, due 12/15/12	4,759,664
8,125,000	U.S. Treasury Notes, 0.38%, due 7/31/13	8,138,333
14,220,000	U.S. Treasury Notes, 2.13%, due 11/30/14	14,789,909
4,110,000	U.S. Treasury Notes, 1.25%, due 8/31/15	4,221,743
3,970,000	U.S. Treasury Notes, 0.25%, due 9/15/15	3,963,035
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $35,980,357)	35,872,684

Mortgage-Backed Securities (29.2%)

Adjustable Jumbo Balance (1.0%)
2,421,147	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.70%, due 12/25/34	2,419,426	µ

Adjustable Mixed Balance (2.6%)
2,887,646	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.87%, due 9/20/36	1,732,486	µ
1,928,846	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.96%, due 5/25/34	1,826,527	µ
2,511,103	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	2,069,834	µ
462,176	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.36%, due 6/19/34	428,964	µ
		6,057,811

Commercial Mortgage-Backed (18.5%)
3,809,525	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	3,846,558
2,449,286	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.73%, due 3/15/49	2,523,058	µ
530,659	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	546,336	µ
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,681,187
2,320,947	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	2,399,955
4,216,753	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	4,289,214	ñ
4,225,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.00%, due 7/15/37	4,375,786	µ
2,492,400	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	2,570,213	ñ
4,613,922	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	4,752,671
1,999,000	Prudential Commercial Mortgage Trust, Ser. 2003-PWR1, Class A2, 4.49%, due 2/11/36	2,017,309
7,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	7,428,430
757,904	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	764,424	ñ
435,442	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.31%, due 12/15/44	435,452	µ
2,781,190	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	2,856,702	ñ
		43,487,295

Mortgage-Backed Non-Agency (1.9%)
1,033,990	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,069,507	ñ
2,712,914	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,825,899	ñ

See Notes to Schedule of Investments

September 30, 2012

Schedule of Investments Short Duration Bond Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

545,614	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	584,799	ñ
		4,480,205

Fannie Mae (2.9%)
741,752	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.44%, due 9/26/33	731,672	µ
5,656,825	Pass-Through Certificates, 4.50%, due 5/1/41	6,142,391
		6,874,063

Freddie Mac (2.3%)
8,893	Pass-Through Certificates, 10.00%, due 4/1/20	8,924
5,063,444	Pass-Through Certificates, 4.50%, due 11/1/39	5,446,819
		5,455,743
	Total Mortgage-Backed Securities (Cost $70,383,981)	68,774,543

Corporate Debt Securities (38.2%)

Aerospace & Defense (0.2%)
445,000	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	453,010

Auto Manufacturers (0.9%)
2,215,000	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	2,245,853	ñ

Banks (11.4%)
3,130,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	3,206,143
4,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	4,435,657
6,300,000	JPMorgan Chase & Co., Senior Medium-Term Notes, 1.88%, due 3/20/15	6,427,632
2,975,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	3,153,390
4,875,000	Wells Fargo & Co., Senior Notes, 1.50%, due 7/1/15	4,957,022
1,905,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,936,800
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,785,443
		26,902,087

Beverages (1.8%)
3,350,000	Anheuser-Busch Cos., LLC, Guaranteed Unsecured Notes, 4.95%, due 1/15/14	3,537,768
475,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	483,323
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.80%, due 7/15/15	251,046
		4,272,137

Commercial Services (0.8%)
1,760,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	1,782,751	ñ

Computers (2.2%)
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,095,324

Diversified Financial Services (9.2%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,373,098
1,900,000	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	1,903,848	ñ
2,165,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	2,200,720
875,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	886,563
6,500,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	7,030,634
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,406,707	ñ
1,900,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	1,913,241
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	2,001,437
		21,716,248

Food (0.3%)
660,000	Kraft Foods Group, Inc., Guaranteed Notes, 1.63%, due 6/4/15	669,996	ñ

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Short Duration Bond Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Insurance (0.6%)
1,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	1,329,231

Media (4.2%)
3,250,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,485,384
3,430,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	3,501,780
2,810,000	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	2,984,740
		9,971,904

Mining (1.4%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,296,406
1,995,000	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 1.40%, due 2/13/15	2,009,370
		3,305,776

Pharmaceuticals (0.7%)
1,555,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	1,595,201	ñ

Pipelines (0.7%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	823,083
875,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	883,074
		1,706,157

Retail (1.4%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,280,978

Telecommunications (2.4%)
2,135,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	2,153,263
3,380,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	3,457,040
		5,610,303

	Total Corporate Debt Securities (Cost $88,264,002)	89,936,956

Asset-Backed Securities (14.6%)
1,724,389	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.37%, due 4/25/36	1,237,561	µ
1,925,407	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	1,930,460
2,782,865	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	2,798,413
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.48%, due 2/25/37	1,801,680	µ
6,066,367	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	6,083,977
5,885,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	5,912,730
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	0	aµ*
3,875,000	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	3,875,744
1,900,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	1,906,779
5,375,000	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	5,377,150
4,218,389	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.39%, due 6/25/36	3,333,523	µ

	Total Asset-Backed Securities (Cost $38,700,988)	34,258,017

NUMBER OF SHARES

Short-Term Investments (6.3%)
14,704,246	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $14,704,246)	14,704,246
	Total Investments (103.6%) (Cost $248,033,574)	243,546,446	##
	Liabilities, less cash, receivables and other assets [(3.6%)]	(8,368,086)
	Total Net Assets (100.0%)	$235,178,360

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES			VALUE($)†

Common Stocks (98.3%)

Air Freight & Logistics (1.1%)
10,400	Echo Global Logistics, Inc.	178,360	*

Biotechnology (2.7%)
11,600	Alkermes PLC	240,700	*
3,900	Cubist Pharmaceuticals, Inc.	185,952	*
		426,652

Chemicals (1.3%)
5,900	American Vanguard Corp.	205,320

Commercial Banks (5.7%)
19,500	CVB Financial Corp.	232,830
4,000	SCBT Financial Corp.	161,120
3,700	Signature Bank	248,196	*
5,500	Texas Capital Bancshares, Inc.	273,405	*
		915,551

Commercial Services & Supplies (5.6%)
11,100	Healthcare Services Group, Inc.	253,857
22,500	InnerWorkings, Inc.	292,950	*
1,900	Portfolio Recovery Associates, Inc.	198,417	*
5,900	Tetra Tech, Inc.	154,934	*
		900,158

Diversified Consumer Services (1.2%)
4,000	Steiner Leisure Ltd.	186,200	*

Diversified Financial Services (1.0%)
7,200	Marlin Business Services Corp.	152,712

Electrical Equipment (1.0%)
2,300	Regal-Beloit Corp.	162,104

Electronic Equipment, Instruments & Components (1.1%)
2,200	OSI Systems, Inc.	171,248	*

Energy Equipment & Services (2.0%)
6,500	Forum Energy Technologies, Inc.	158,080	*
4,300	Hornbeck Offshore Services, Inc.	157,595	*
		315,675

Food & Staples Retailing (2.9%)
3,000	PriceSmart, Inc.	227,160
4,100	United Natural Foods, Inc.	239,645	*
		466,805

Food Products (1.3%)
17,600	Smart Balance, Inc.	212,608	*

Health Care Equipment & Supplies (8.1%)
5,200	Align Technology, Inc.	192,244	*
4,900	Cyberonics, Inc.	256,858	*
13,800	DexCom, Inc.	207,414	*
3,400	ICU Medical, Inc.	205,632	*
12,100	NuVasive, Inc.	277,211	*
8,300	Quidel Corp.	157,119	*
		1,296,478

Health Care Providers & Services (8.8%)
1,900	Air Methods Corp.	226,803	*
4,300	Centene Corp.	160,863	*
5,400	HMS Holdings Corp.	180,522	*
3,500	IPC The Hospitalist Co., Inc.	159,950	*
1,600	MWI Veterinary Supply, Inc.	170,688	*
7,800	Team Health Holdings, Inc.	211,614	*
10,300	U.S. Physical Therapy, Inc.	284,589
		1,395,029

Hotels, Restaurants & Leisure (3.7%)
4,900	BJ's Restaurants, Inc.	222,215	*
1,900	Buffalo Wild Wings, Inc.	162,906	*
23,200	Orient-Express Hotels Ltd. Class A	206,480	*
		591,601

Internet Software & Services (4.1%)
8,700	Cornerstone OnDemand, Inc.	266,742	*
2,800	CoStar Group, Inc.	228,312	*
3,200	Liquidity Services, Inc.	160,672	*
		655,726

IT Services (4.4%)
7,700	CoreLogic, Inc.	204,281	*
14,600	InterXion Holding NV	331,712	*
2,700	MAXIMUS, Inc.	161,244
		697,237

Machinery (2.3%)
6,100	Actuant Corp. Class A	174,582
2,600	Chart Industries, Inc.	192,010	*
		366,592

Media (1.4%)
14,100	Lions Gate Entertainment Corp.	215,307	*

Oil, Gas & Consumable Fuels (4.5%)
6,500	Carrizo Oil & Gas, Inc.	162,565	*
29,500	Kodiak Oil & Gas Corp.	276,120	*
9,300	Oasis Petroleum, Inc.	274,071	*
		712,756

Pharmaceuticals (1.1%)
13,600	Akorn, Inc.	179,792	*

Professional Services (1.7%)
13,700	On Assignment, Inc.	272,904	*

Road & Rail (1.1%)
5,550	Old Dominion Freight Line, Inc.	167,388	*

Semiconductors & Semiconductor Equipment (2.9%)
9,200	Cavium, Inc.	306,636	*
1,500	Mellanox Technologies Ltd.	152,295	*
		458,931

Software (13.5%)
6,200	Allot Communications Ltd.	164,424	*
10,800	Aspen Technology, Inc.	279,180	*
3,600	CommVault Systems, Inc.	211,320	*
4,200	Concur Technologies, Inc.	309,666	*
14,900	Guidance Software, Inc.	167,774	*
4,300	NetSuite, Inc.	274,340	*
7,900	QLIK Technologies, Inc.	177,039	*
3,200	Sourcefire, Inc.	156,896	*

4,100	Ultimate Software Group, Inc.	418,610	*
2,159,249

Specialty Retail (9.0%)
4,500	Cabela's, Inc.	246,060	*
9,700	Chico's FAS, Inc.	175,667
3,300	Hibbett Sports, Inc.	196,185	*
3,700	Tractor Supply Co.	365,893
3,000	Ulta Salon Cosmetics & Fragrance, Inc.	288,915
2,900	Vitamin Shoppe, Inc.	169,128	*
		1,441,848

Textiles, Apparel & Luxury Goods (3.8%)
5,500	Movado Group, Inc.	185,460
4,400	Oxford Industries, Inc.	248,380
3,400	Warnaco Group, Inc.	176,460	*
		610,300

Trading Companies & Distributors (1.0%)
2,200	Watsco, Inc.	166,738

Total Common Stocks (Cost $13,872,652)		15,681,269

Short-Term Investments (1.6%)
260,850	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $260,850)	260,850

Total Investments (99.9%) (Cost $14,133,502)		15,942,119	##

Cash, receivables and other assets, less liabilities (0.1%)		8,934

Total Net Assets (100.0%)		$15,951,053

See Notes to Schedule of Investments

SEPTEMBER 30, 2012

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†
Common Stocks (97.2%)

Capital Markets (5.3%)
20,700	BlackRock, Inc.	3,690,810
228,934	Charles Schwab Corp.	2,928,066
154,740	Lazard Ltd. Class A	4,523,050
		11,141,926

Chemicals (1.8%)
57,810	Ecolab, Inc.	3,746,666

Commercial Services & Supplies (1.5%)
165,570	Herman Miller, Inc.	3,218,681

Consumer Finance (2.0%)
74,640	American Express Co.	4,244,030

Diversified Financial Services (3.2%)
59,815	CME Group, Inc.	3,427,400
25,428	IntercontinentalExchange, Inc.	3,392,349	*
		6,819,749

Electronic Equipment, Instruments & Components (2.6%)
216,840	National Instruments Corp.	5,457,863

Food Products (9.6%)
66,360	J.M. Smucker Co.	5,728,859
106,325	McCormick & Co., Inc.	6,596,403
223,785	Unilever NV	7,939,892
		20,265,154

Health Care Equipment & Supplies (6.3%)
82,075	Becton, Dickinson & Co.	6,447,812
116,470	Covidien PLC	6,920,647
		13,368,459

Household Products (3.5%)
108,555	Procter & Gamble Co.	7,529,375

Industrial Conglomerates (7.8%)
70,650	3M Co.	6,529,473
182,015	Danaher Corp.	10,038,127
		16,567,600

Industrial Gases (1.7%)
34,505	Praxair, Inc.	3,584,379

Insurance (4.0%)
409,995	Progressive Corp.	8,503,296

Internet Software & Services (4.8%)
13,590	Google, Inc. Class A	10,253,655	*

IT Services (1.6%)
7,697	MasterCard, Inc. Class A	3,475,042

Machinery (2.8%)
92,000	Pall Corp.	5,841,080
Media (5.5%)

122,517	Comcast Corp. Class A Special	4,263,592
119,805	Scripps Networks Interactive, Inc. Class A	7,335,660
		11,599,252

Multiline Retail (2.9%)
96,645	Target Corp.	6,134,058

Oil, Gas & Consumable Fuels (12.9%)
396,322	BG Group PLC	7,999,756
99,220	Cimarex Energy Co.	5,809,331
254,840	Newfield Exploration Co.	7,981,589	*
59,550	Noble Energy, Inc.	5,520,880
		27,311,556

Pharmaceuticals (3.2%)
36,164	Roche Holding AG	6,755,997

Professional Services (0.8%)
80,955	ICF International, Inc.	1,627,196	*

Road & Rail (1.5%)
63,225	J.B. Hunt Transport Services, Inc.	3,290,229

Semiconductors & Semiconductor Equipment (8.2%)
253,985	Altera Corp.	8,631,680
316,090	Texas Instruments, Inc.	8,708,280
		17,339,960

Specialty Chemicals (0.6%)
49,425	Novozymes A/S B Shares	1,362,244

Specialty Retail (1.3%)
32,581	O'Reilly Automotive, Inc.	2,724,423	*

Trading Companies & Distributors (1.8%)
18,790	W.W. Grainger, Inc.	3,915,272

Total Common Stocks (Cost $175,062,374)		206,077,142

Short-Term Investments (3.4%)
7,247,883	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,247,883)	7,247,883

Principal Amount

Certificates of Deposit (0.1%)
200,000	Self Help Credit Union, 0.50%, due 10/29/12 (Cost $200,000)	200,000	#

Total Investments (100.7%) (Cost $182,510,257)		213,525,025	##

Liabilities, less cash, receivables and other assets [(0.7%)]		(1,575,869)

Total Net Assets (100.0%)		$211,949,156

See Notes to Schedule of Investments

September 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Large Cap Value Portfolio (“Large Cap Value”) (formerly, Partners Portfolio), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”) (formerly, Regency Portfolio), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at market close.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class and State Street Institutional Treasury Money Market Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of September 30, 2012:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$8,842,041	$-	$-	$8,842,041
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	2,238,203	-	2,238,203
Mortgage-Backed Securities^	-	1,105,361	-	1,105,361
Corporate Debt Securities^	-	1,891,143	-	1,891,143
Asset-Backed Securities	-	801,537	-	801,537
Short-Term Investments	-	188,796	-	188,796
Total Investments	8,842,041	6,225,040	-	15,067,081
Growth
Investments:
Common Stocks^	7,432,673	-	-	7,432,673
Short-Term Investments	-	47,406	-	47,406
Total Investments	7,432,673	47,406	-	7,480,079
Guardian
Investments:
Common Stocks^	83,292,683	-	-	83,292,683
Short-Term Investments	-	1,453,825	-	1,453,825
Total Investments	83,292,683	1,453,825	-	84,746,508

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

International
Investments:
Common Stocks^
Australia	374,930	-	-	374,930
Belgium	361,752	-	-	361,752
Canada	1,699,904	-	-	1,699,904
Chile	222,520	-	-	222,520
China	292,865	-	-	292,865
Czech Republic	-	113,148	-	113,148
Denmark	578,298	-	-	578,298
France	1,426,551	-	-	1,426,551
Germany	1,656,427	-	-	1,656,427
Indonesia	100,251	-	-	100,251
Ireland	137,881	-	-	137,881
Israel	96,320	98,595	-	194,915
Japan	2,600,648	-	-	2,600,648
Korea	608,878	-	-	608,878
Netherlands	1,073,644	-	-	1,073,644
Nigeria	157,063	-	-	157,063
Norway	454,902	-	-	454,902
Russia	311,915	-	-	311,915
Singapore	208,157	-	-	208,157
Sweden	572,956	-	-	572,956
Switzerland	2,250,331	-	-	2,250,331
Turkey	93,215	-	-	93,215
United Kingdom	3,754,009	-	-	3,754,009
United States	142,531	-	-	142,531
Total Common Stocks	19,175,948	211,743	-	19,387,691
Rights^	144	-	-	144
Short-Term Investments	-	486,276	-	486,276
Total Investments	19,176,092	698,019	-	19,874,111
Large Cap Value
Investments:
Common Stocks^	59,272,824	-	-	59,272,824
Short-Term Investments	-	3,059,665	-	3,059,665
Total Investments	59,272,824	3,059,665	-	62,332,489
Mid Cap Growth
Investments:
Common Stocks^	322,883,747	-	-	322,883,747
Short-Term Investments	-	5,154,877	-	5,154,877
Total Investments	322,883,747	5,154,877	-	328,038,624
Mid Cap Intrinsic Value
Investments:
Common Stocks^	119,666,038	-	-	119,666,038
Short-Term Investments	-	1,945,975	-	1,945,975
Total Investments	119,666,038	1,945,975	-	121,612,013
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	35,872,684	-	35,872,684
Mortgage-Backed Securities^	-	68,774,543	-	68,774,543
Corporate Debt Securities^	-	89,936,956	-	89,936,956
Asset-Backed Securities	-	34,258,017	0	34,258,017
Short-Term Investments	-	14,704,246	-	14,704,246
Total Investments	-	243,546,446	0	243,546,446
Small Cap Growth
Investments:
Common Stocks^	15,681,269	-	-	15,681,269
Short-Term Investments	-	260,850	-	260,850

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	15,681,269	260,850	-	15,942,119
Socially Responsive
Investments:
Common Stocks^	206,077,142	-	-	206,077,142
Short-Term Investments	-	7,247,883	-	7,247,883
Certificates of Deposit	-	200,000	-	200,000
Total Investments	206,077,142	7,447,883	-	213,525,025

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International) provides information on the industry and/or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 1/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 9/30/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/12
Short Duration Bond
Asset-Backed Securities	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

As of the period ending September 30, 2012, the Funds had no transfers in to or out of Level 1, Level 2 or Level 3.

#	At cost, which approximates market value.

##	At September 30, 2012, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$12,259,291	$3,064,538	$256,748	$2,807,790
Growth	4,661,767	2,847,786	29,474	2,818,312
Guardian	64,001,746	21,258,741	513,979	20,744,762
International	18,173,300	2,546,214	845,403	1,700,811
Large Cap Value	56,870,440	6,068,843	606,794	5,462,049
Mid Cap Growth	215,250,201	115,124,912	2,336,489	112,788,423
Mid Cap Intrinsic Value	111,687,878	14,609,712	4,685,577	9,924,135
Short Duration Bond	249,672,181	1,656,418	7,782,153	(6,125,735)
Small Cap Growth	14,225,471	1,765,633	48,985	1,716,648
Socially Responsive	182,919,471	34,266,653	3,661,099	30,605,554

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2012, these securities amounted to $442,498 or 3.0% of net assets for Balanced and $24,565,114 or 10.4% of net assets for Short Duration Bond.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

a
Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At September 30, 2012, these securities amounted to approximately $0 or 0.0% of net assets for Short Duration Bond.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of September 30, 2012	Fair Value Percentage of Net Assets as of September 30, 2012
Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.88%, due 7/13/46	9/14/2007	$1,123,518	0.2%	$0	0.0%

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of September 30, 2012, and their final maturity dates.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 28, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:	November 28, 2012